SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
2024		$ 3,699
2025	$ 4,521	4,670
2026	4,093
Less: interest	(642)	(622)
Total lease liabilities	7,972	7,747	$ 5,598
Current liabilities	4,272	3,482	3,484
Non-current liabilities	$ 3,700	$ 4,265	$ 2,114